EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFIT PLANS
Employer's contribution (as a percent)	16.00%
Defined contributions schemes expense	$ 37,090	$ 28,222	$ 18,136
Foreign Plan
EMPLOYEE BENEFIT PLANS
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Percentage of applicable salaries contributed by the employer for housing funds	8.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 22,297	$ 20,702	$ 15,918
Minimum | Foreign Plan
EMPLOYEE BENEFIT PLANS
Percentage of applicable salaries contributed by the employer for medical insurance benefits	6.00%
Percentage of applicable salaries contributed by the employer for unemployment benefits	0.20%
Percentage of applicable salaries contributed by the employer for other statutory benefits	0.90%
Maximum | Foreign Plan
EMPLOYEE BENEFIT PLANS
Percentage of applicable salaries contributed by the employer for medical insurance benefits	8.50%
Percentage of applicable salaries contributed by the employer for unemployment benefits	0.70%
Percentage of applicable salaries contributed by the employer for other statutory benefits	2.50%